SEGMENT REPORTING - Reportable Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Number of reportable segments | segment	5
Disclosure of operating segments [abstract]
Revenue	$ 79,844	$ 76,571	$ 53,270
Operating income (loss)	10,272	16,976	2,110
Depreciation and amortization	(2,580)	(2,523)	(2,960)
Impairment reversal	(1,026)	218	133
Capital expenditures	3,468	3,008	2,439
Reconciliation From Operating Income [Abstract]
Operating income	10,272	16,976	2,110
Income from investments in associates and joint ventures	1,317	2,204	234
Financing costs - net	(334)	(1,155)	(1,256)
Income before taxes	11,255	18,025	1,088
Income tax expense	1,717	2,460	1,666
Net income (loss) (including non-controlling interests)	9,538	15,565	(578)
Operating segments | NAFTA
Disclosure of operating segments [abstract]
Revenue	13,716	12,492	13,438
Operating income (loss)	2,818	2,800	1,684
Depreciation and amortization	(427)	(325)	(537)
Impairment reversal	0	0	660
Capital expenditures	500	369	527
Reconciliation From Operating Income [Abstract]
Operating income	2,818	2,800	1,684
Operating segments | Brazil and neighboring countries ("Brazil")
Disclosure of operating segments [abstract]
Revenue	11,929	10,830	5,613
Operating income (loss)	2,775	3,798	777
Depreciation and amortization	(246)	(228)	(228)
Impairment reversal	0	0	0
Capital expenditures	708	412	217
Reconciliation From Operating Income [Abstract]
Operating income	2,775	3,798	777
Operating segments | Europe
Disclosure of operating segments [abstract]
Revenue	47,015	43,200	27,989
Operating income (loss)	4,292	5,672	(1,439)
Depreciation and amortization	(1,268)	(1,252)	(1,418)
Impairment reversal	0	218	(527)
Capital expenditures	1,204	1,282	1,040
Reconciliation From Operating Income [Abstract]
Operating income	4,292	5,672	(1,439)
Operating segments | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of operating segments [abstract]
Revenue	5,863	8,392	5,034
Operating income (loss)	(930)	2,705	209
Depreciation and amortization	(369)	(450)	(492)
Impairment reversal	(1,026)	0	0
Capital expenditures	483	619	476
Reconciliation From Operating Income [Abstract]
Operating income	(930)	2,705	209
Operating segments | Mining
Disclosure of operating segments [abstract]
Revenue	1,305	1,640	1,185
Operating income (loss)	1,483	2,371	1,247
Depreciation and amortization	(234)	(228)	(243)
Impairment reversal	0	0	0
Capital expenditures	488	302	140
Reconciliation From Operating Income [Abstract]
Operating income	1,483	2,371	1,247
Operating segments | All other segments
Disclosure of operating segments [abstract]
Revenue	16	17	11
Operating income (loss)	(315)	(228)	(268)
Depreciation and amortization	(36)	(40)	(42)
Impairment reversal	0	0	0
Capital expenditures	85	24	39
Reconciliation From Operating Income [Abstract]
Operating income	(315)	(228)	(268)
Intersegment sales
Disclosure of operating segments [abstract]
Revenue	(4,721)	(6,082)	(3,351)
Operating income (loss)	149	(142)	(100)
Depreciation and amortization	0	0	0
Impairment reversal	0	0	0
Capital expenditures	0	0	0
Reconciliation From Operating Income [Abstract]
Operating income	149	(142)	(100)
Intersegment sales | NAFTA
Disclosure of operating segments [abstract]
Revenue	58	38	230
Intersegment sales | Brazil and neighboring countries ("Brazil")
Disclosure of operating segments [abstract]
Revenue	1,803	2,026	723
Intersegment sales | Europe
Disclosure of operating segments [abstract]
Revenue	248	134	82
Intersegment sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of operating segments [abstract]
Revenue	505	1,462	703
Intersegment sales | Mining
Disclosure of operating segments [abstract]
Revenue	2,091	2,405	1,600
Intersegment sales | All other segments
Disclosure of operating segments [abstract]
Revenue	$ 16	$ 17	$ 13